Restructuring Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 36	$ 0	$ 0
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	17
Corporate Segment [Member] | Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	0
Corporate Segment [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 17
Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring & Related, Expected Savings				$ 300	$ 420
Restructuring and Related Cost, Expected Cost					$ 410